Note 10 - Share-based Payment Reserve (Tables)	3 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price	Warrant Remaining Contract Life (Yrs)
Outstanding as at January 1, 201 9	6,804,000	$0.19	2. 26
Granted	1,200,000	0.07	2.85
Forfeited	(442,000)	0.22	-
Outstanding as at March 31, 201 9	7,562,000	$0.13	2.17
Granted	1,720,000	0.08	2.14
Forfeited	(770,000)	0.21	-
Outstanding as at December 31, 201 9	6,642,000	$0.13	2.26
Granted	450,000	$0.05	2.85
Forfeited	(2,000)	$0.23	-
Outstanding as at March 31, 20 20	7,090,005	$0.12	1.37
Options exercisable as at March 31, 201 9	4,852,000	$0.16
Options exercisable as at December 31, 201 9	6,504,500	$0.19
Options exercisable as at March 31, 20 20	6,590,000	$0.13